Document and Entity Information	Jan. 03, 2025
Cover [Abstract]
Entity Registrant Name	SUNLINK HEALTH SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000096793
Document Type	8-K
Document Period End Date	Jan. 03, 2025
Entity Incorporation State Country Code	GA
Entity File Number	1-12607
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway
Entity Address, Address Line Two	Suite 960
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	(770)
Local Phone Number	933-7000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock without par value
Trading Symbol	SSY
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false